Cash, bank balances and other short-term investments - Disclosure of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash in banks	$ 333,002	$ 520,401
Mutual funds	102,768	115,368
Money market funds	90,414	119,841
Argentine government bonds	6,665	8,697
Other investments	5,553
Total cash, bank balances and other short-term investments	538,402	764,307
Cash, bank balances and other short-term investments	538,402	764,307
Government bonds	(6,665)	(8,697)
Other investments	(5,553)
Cash and cash equivalents	$ 526,184	$ 755,610	$ 209,516	$ 241,956